Schedule I - Balance Sheet (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 10,025	$ 17,977	$ 23,150	$ 35,722	$ 10,680	$ 21,742
Prepaid expenses	3,734	2,609		4,642
Total current assets	70,620	58,502		73,644
Deferred tax asset	9	9		37
Total assets	639,761	634,092		711,147
Liabilities and Stockholders Equity
Total current liabilities	40,032	33,029		29,949
Long-term debt	573,068	547,238		533,290
Other long-term liabilities	37,001	30,440		32,024
Total liabilities	659,212	617,664		610,610
Common stock	149	149		149
Additional paid-in capital	177,276	177,276		177,276
Retained Earnings (Accumulated Deficit)	(193,037)	(156,451)		(75,077)
Accumulated other comprehensive (loss) income	(3,839)	(4,546)		(1,811)
Total stockholders' (deficit) equity	(19,451)	16,428		100,537	63,756	91,843
Total liabilities and stockholders' equity	$ 639,761	634,092		711,147
Parent Company [Member]
Current assets
Cash and cash equivalents		10,171		25,972	$ 8,513	$ 16,538
Prepaid expenses		40		63
Total current assets		10,211		26,035
Deferred tax asset		0		3,528
Investment in subsidiaries		153,926		203,390
Total assets		164,137		232,953
Liabilities and Stockholders Equity
Accounts payable and accrued liabilities		36		0
Intercompany payables		93		20
Total current liabilities		129		20
Long-term debt		146,284		131,125
Other long-term liabilities		1,296		1,271
Total liabilities		147,709		132,416
Common stock		149		149
Additional paid-in capital		177,276		177,276
Retained Earnings (Accumulated Deficit)		(156,451)		(75,077)
Accumulated other comprehensive (loss) income		(4,546)		(1,811)
Total stockholders' (deficit) equity		16,428		100,537
Total liabilities and stockholders' equity		$ 164,137		$ 232,953